Basis of Presentation (Details) - Schedule of fair value of the identified assets acquired and liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Reverse Acquisition Fair Value [Member]
Basis of Presentation (Details) - Schedule of fair value of the identified assets acquired and liabilities [Line Items]
Cash	$ 28
Accounts receivable	4,673
Prepaid assets and other current assets	2,551
Property and equipment	7
Goodwill	1,634
Customer Relationships Intangible	1,900
Tradename Intangible	1,060
Other assets	29
Accounts payable	(10,437)
Accrued liabilities	(2,722)
Deferred revenue	(590)
Short term debt	(7,136)
Long term debt	(12,711)
Other liabilities	(9)
Fair value allocated to net assets / (liabilities)	(21,723)
Fair value of consideration and recapitalization equity	281
Merger charges	(22,004)
Debt restructuring fees
Net Sysorex equity and charges to income (loss)	(21,723)
Sysorex Recapitalization Fair Value [Member]
Basis of Presentation (Details) - Schedule of fair value of the identified assets acquired and liabilities [Line Items]
Cash
Accounts receivable
Prepaid assets and other current assets	(1,289)
Property and equipment
Goodwill
Customer Relationships Intangible
Tradename Intangible
Other assets
Accounts payable	519
Accrued liabilities	1,589
Deferred revenue
Short term debt	3,871
Long term debt	12,711
Other liabilities
Fair value allocated to net assets / (liabilities)	17,401
Fair value of consideration and recapitalization equity	19,401
Merger charges
Debt restructuring fees	(2,000)
Net Sysorex equity and charges to income (loss)	17,401
Aggregate Fair Value [Member]
Basis of Presentation (Details) - Schedule of fair value of the identified assets acquired and liabilities [Line Items]
Cash	28
Accounts receivable	4,673
Prepaid assets and other current assets	1,262
Property and equipment	7
Goodwill	1,634
Customer Relationships Intangible	1,900
Tradename Intangible	1,060
Other assets	29
Accounts payable	(9,918)
Accrued liabilities	(1,133)
Deferred revenue	(590)
Short term debt	(3,265)
Long term debt
Other liabilities	(9)
Fair value allocated to net assets / (liabilities)	(4,322)
Fair value of consideration and recapitalization equity	19,682
Merger charges	(22,004)
Debt restructuring fees	(2,000)
Net Sysorex equity and charges to income (loss)	$ (4,322)